CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2017		$ 170,000	$ 227,329,870	$ 4,596,132	$ 232,096,002
Adjustment Resulting from the Adoption of Accounting Standard	[1]	0	(792,023)	792,023
Comprehensive Income (Loss)
Net Income (Loss)		0	17,340,931	0	17,340,931
Other Comprehensive Income (Loss), Net of Tax		0	0	(5,780,134)	(5,780,134)
Total Comprehensive Income (Loss)		0	0	0	11,560,797
Cash Distributions Paid		$ 0	(2,796,641)	0	(2,796,641)
Equity Balance, Shares at Dec. 31, 2017		170,000
Equity Balance, Value at Dec. 31, 2018		$ 170,000	241,082,137	(391,979)	240,860,158
Comprehensive Income (Loss)
Net Income (Loss)		0	13,348,373	0	13,348,373
Other Comprehensive Income (Loss), Net of Tax		0	0	10,006,825	10,006,825
Total Comprehensive Income (Loss)		0	0	0	23,355,198
Cash Distributions Paid		$ 0	(2,719,240)	0	(2,719,240)
Equity Balance, Shares at Dec. 31, 2018		170,000
Equity Balance, Value at Dec. 31, 2019		$ 170,000	251,711,270	9,614,846	261,496,116
Comprehensive Income (Loss)
Net Income (Loss)		0	15,890,262	0	15,890,262
Other Comprehensive Income (Loss), Net of Tax		0	0	3,652,081	3,652,081
Total Comprehensive Income (Loss)		0	0	0	19,542,343
Cumulative Change in Accounting Principal	[1]	0	(2,158,161)	0	(2,158,161)
Cash Distributions Paid		$ 0	(440,970)	0	(440,970)
Equity Balance, Shares at Dec. 31, 2019		170,000
Equity Balance, Value at Dec. 31, 2020		$ 170,000	$ 265,002,401	$ 13,266,927	$ 278,439,328

[1]	See Note 1.